UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21986

Hatteras Core Alternatives Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340 Raleigh, North Carolina			27615
(Address of principal executive offices)			(Zip code)

David B. Perkins 6601 Six Forks Road, Suite 340 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2016

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

HATTERAS FUNDS

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2016
(Unaudited)

HATTERAS FUNDS

As of and for the six months ended September 30, 2016
(Unaudited)

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Table of Contents

Statements of Assets, Liabilities and Partners' Capital	1
Statements of Operations	2
Statements of Changes in Partners' Capital	3
Statements of Cash Flows	4
Notes to Financial Statements	5-14
Board of Directors	15
Fund Management	16
Other Information	17
Financial Statements of Hatteras Master Fund, L.P.

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

September 30, 2016 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value	$99,459,578	$130,909,898	$109,160,873	$295,236,397
Cash	200,000	205,000	200,000	205,000
Receivable for withdrawals from Hatteras Master Fund, L.P.	5,988,735	8,110,155	6,508,472	15,859,473
Withholding tax receivable	—	17,724	—	41,646
Prepaid assets	31,441	41,472	34,471	92,644
Total assets	$105,679,754	$139,284,249	$115,903,816	$311,435,160
Liabilities and partners' capital
Withdrawals payable	$5,988,735	$8,110,155	$6,508,472	$15,859,473
Servicing fee payable	57,195	75,410	62,743	168,665
Professional fees payable	52,746	23,379	47,395	23,657
Accounting and administration fees payable	10,711	14,590	9,461	16,026
Printing fees payable	23,648	26,958	12,500	12,500
Custodian fees payable	1,715	1,225	1,179	1,497
Total liabilities	6,134,750	8,251,717	6,641,750	16,081,818
Partners' capital	99,545,004	131,032,532	109,262,066	295,353,342
Total liabilities and partners' capital	$105,679,754	$139,284,249	$115,903,816	$311,435,160
Components of partners' capital
Capital contributions (net)	$82,460,409	$114,355,336	$87,285,129	$210,690,783
Accumulated net investment income (loss)	(9,981,932)	(14,438,052)	7,113,793	17,847,121
Accumulated net realized gain	20,577,591	29,292,253	22,624,774	75,684,042
Accumulated net unrealized appreciation (depreciation) on investments	6,488,936	1,822,995	(7,761,630)	(8,868,604)
Partners' capital	$99,545,004	$131,032,532	$109,262,066	$295,353,342
Net asset value per unit	$104.40	$103.54	$109.98	$108.67
Maximum offering price per unit**	$106.54	$105.65	$109.98	$108.67
Number of authorized units	7,500,000.00	7,500,000.00	7,500,000.00	10,000,000.00
Number of outstanding units	953,450.57	1,265,508.32	993,496.32	2,717,922.50

*  Consolidated Statement. See note 2 in the notes to the financial statements.

**  The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements.
1

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Net investment loss allocated from Hatteras Master Fund, L.P.
Investment income	$544,308	$718,238	$596,590	$1,605,599
Operating expenses	(717,960)	(947,745)	(786,550)	(2,117,373)
Net investment loss allocated from Hatteras Master Fund, L.P.	(173,652)	(229,507)	(189,960)	(511,774)
Feeder Fund investment income
Interest	7	8	9	11
Total Feeder Fund investment income	7	8	9	11
Feeder Fund expenses
Servicing fee	416,819	549,748	164,185	441,332
Accounting and administration fees	64,208	87,525	56,756	96,186
Insurance fees	15,024	19,848	16,374	43,950
Directors' fees	30,313	30,313	30,313	30,313
Professional fees	29,723	16,022	27,722	15,931
Printing fees	4,892	9,683	16,734	18,348
Custodian fees	4,350	5,089	4,947	6,430
Withholding tax	—	133,343	—	265,430
Other expenses	49,579	20,279	27,873	11,864
Total Feeder Fund expenses	614,908	871,850	344,904	929,784
Net investment loss	(788,553)	(1,101,349)	(534,855)	(1,441,547)
Net realized gain and change in unrealized depreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	5,634,120	7,435,702	6,175,910	16,621,627
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	(2,226,097)	(2,935,881)	(2,439,165)	(6,561,071)
Net realized gain and change in unrealized depreciation on investments allocated from Hatteras Master Fund, L.P.	3,408,023	4,499,821	3,736,745	10,060,556
Net increase in partners' capital resulting from operations	$2,619,470	$3,398,472	$3,201,890	$8,619,009

*  Consolidated Statement. See note 2 in the notes to the financial statements.

See notes to financial statements.
2

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

For the year ended March 31, 2016 and the period ended September 30, 2016 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners' Capital, at March 31, 2015	$144,092,213	$191,281,175	$154,962,982	$414,059,939
Capital contributions	—	300,000	322,600	2,636,412
Capital withdrawals	(27,809,201)	(37,823,193)	(29,304,312)	(77,556,948)
Net investment income	2,978,740	3,610,440	4,338,876	11,263,138
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	7,836,806	10,371,875	8,509,154	22,837,691
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	(18,807,293)	(24,853,874)	(20,465,671)	(54,943,229)
Partners' Capital, at March 31, 2016**	$108,291,265	$142,886,423	$118,363,629	$318,297,003
Capital contributions	—	—	100,000	140,000
Capital withdrawals	(11,365,731)	(15,252,363)	(12,403,453)	(31,702,670)
Net investment loss	(788,553)	(1,101,349)	(534,855)	(1,441,547)
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	5,634,120	7,435,702	6,175,910	16,621,627
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	(2,226,097)	(2,935,881)	(2,439,165)	(6,561,071)
Partners' Capital, at September 30, 2016***	$99,545,004	$131,032,532	$109,262,066	$295,353,342

*  Consolidated Statement. See note 2 in the notes to the financial statements.

**  Including accumulated net investment gain/(loss) of $(9,193,379); $(13,336,703); $7,648,648; and $19,288,668, respectively.

***  Including accumulated net investment gain/(loss) of $(9,981,932); $(14,438,052); $7,113,793; and $17,847,121, respectively.

See notes to financial statements.
3

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CASH FLOWS

For the period ended September 30, 2016 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$2,619,470	$3,398,472	$3,201,890	$8,619,009
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
Purchase of interests in Hatteras Master Fund, L.P.	—	—	(82,508)	(103,932)
Proceeds from withdrawals from Hatteras Master Fund, L.P.	12,049,122	16,323,394	12,735,627	32,793,449
Net investment loss allocated from Hatteras Master Fund, L.P.	173,652	229,507	189,960	511,774
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	(5,634,120)	(7,435,702)	(6,175,910)	(16,621,627)
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations allocated from Hatteras Master Fund, L.P.	2,226,097	2,935,881	2,439,165	6,561,071
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	(213,937)	(490,277)	(196,599)	1,114,788
(Increase)/Decrease in prepaid assets	(26,896)	(35,447)	(29,585)	(79,571)
(Increase)/Decrease in withholding tax receivable	—	(17,724)	—	(41,646)
Increase/(Decrease) in withholding tax payable	—	(91,145)	—	(178,249)
Increase/(Decrease) in servicing fee payable	(24,672)	(32,611)	52,222	140,373
Increase/(Decrease) in accounting and administration fees payable	(10,692)	(14,593)	(9,441)	(15,982)
Increase/(Decrease) in professional fees payable	(3,754)	(8,121)	(4,105)	(7,843)
Increase/(Decrease) in custodian fees payable	(1,124)	(1,506)	(1,362)	(1,914)
Increase/(Decrease) in printing fees payable	(1,352)	1,958	(12,500)	(12,500)
Net cash provided by operating activities	11,151,794	14,762,086	12,106,854	32,677,200
Cash flows from financing activities:
Capital contributions	—	—	100,000	140,000
Capital withdrawals	(11,151,794)	(14,762,086)	(12,206,854)	(32,817,458)
Net cash used in financing activities	(11,151,794)	(14,762,086)	(12,106,854)	(32,677,458)
Net change in cash	—	—	—	(258)
Cash at beginning of year	200,000	205,000	200,000	205,258
Cash at end of period	$200,000	$205,000	$200,000	$205,000

*  Consolidated Statement. See note 2 in the notes to the financial statements.

See notes to financial statements.
4

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2016 (Unaudited)

1.  ORGANIZATION

The Hatteras Funds, each a "Feeder Fund" and collectively the "Feeder Funds" are:

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds' secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers ("Advisers") and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Hatteras Master Fund, L.P. (the "Master Fund" together with the Feeder Funds, the "Funds"), which is registered under the 1940 Act. Hatteras Funds, LP (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") serves as investment manager to the Master Fund. Morgan Creek Capital Management, LLC ("MCCM" or the "Sub-Adviser"), a North Carolina limited liability company registered as an investment adviser under the Advisers Act, serves as sub-adviser to the Master Fund. Investors who acquire units of limited partnership interest in the Feeder Funds ("Units") are the limited partners (each, a "Limited Partner" and together, the "Limited Partners") of the Feeder Funds.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (each a "Blocker Fund" and collectively the "Blocker Funds"), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in the Master Fund. The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. Where these Notes to Financial Statements discuss the Feeder Funds' investment in the Master Fund, for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., it means their investment in the Master Fund through the applicable Blocker Fund.

Each Fund is considered an investment company under the accounting principles generally accepted in the United States of America and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 946, Financial Services — Investment Companies ("ASC 946"). The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read with the Feeder Funds' financial statements. The percentages of the Master Fund's beneficial limited partnership interests owned by the Feeder Funds at September 30, 2016 are:

Hatteras Core Alternatives Fund, L.P.	15.67%
Hatteras Core Alternatives TEI Fund, L.P.	20.62%
Hatteras Core Alternatives Institutional Fund, L.P.	17.20%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	46.51%

Each of the Feeder Funds has an appointed Board of Directors (collectively the "Boards"); which has the rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds' business.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and are expressed in United States ("U.S.") dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value. Valuation of securities held by the Master Fund,

5

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

a.  Investment Valuation (concluded)

including the Master Fund's disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund's financial statements included elsewhere in this report.

b.  Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.  Feeder Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds is recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager or Sub-Adviser. The Feeder Funds' specific expenses are recorded on an accrual basis.

d.  Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund's allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Advisers ("Adviser Funds"). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.  Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the partners' capital, income, expenses, and the realized and unrealized gains (losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For returns filed for the years ended December 31, 2012 through December 31, 2015, the Feeder Funds remain subject to examination by the respective tax jurisdictions under the statute of limitations.

The Feeder Funds have reviewed any potential tax positions as of September 30, 2016 and have determined that they do not have a liability for any unrecognized tax benefits or expense. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended September 30, 2016, the Feeder Funds did not incur any interest or penalties.

The Blocker Funds may be subject to withholding of U.S. Federal income tax at the current statutory rate of their allocable share of the Master Fund's U.S.-source dividend income and other U.S.-source fixed or determinable annual or periodic gains, profits, or income as defined in Section 881(a) of the Internal Revenue Code of 1986, as amended other than most forms of interest income.

f.  Cash

Cash includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Partners' capital from operations during the reporting period. Actual results could differ from those estimates.

h.  Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds as presented in the Statements of Assets, Liabilities, and Partners' Capital, Statements of Operations, Statements of Changes in Partners' Capital, and Statements of Cash Flows. All intercompany accounts and transactions have been eliminated in consolidation.

6

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

3.  ALLOCATION OF LIMITED PARTNERS' CAPITAL

Net profits or net losses of the Feeder Funds for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners' capital of the Feeder Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and net investment income or loss during an Allocation Period.

Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

The Feeder Funds maintain a separate capital account ("Capital Account") on their books for each Limited Partner. Each Limited Partner's Capital Account will have an opening balance equal to the Limited Partner's initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2.00% of the purchased amount for purchases of Units of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives TEI Fund, L.P.), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner's interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Ending Units, March 31, 2014	1,320,832.18	1,764,002.30	1,363,046.86	3,682,473.82
Purchases	—	2,723.71	2,844.27	23,630.67
Sales	(256,817.84)	(351,637.90)	(258,749.65)	(692,828.27)
Ending Units, March 31, 2015	1,064,014.34	1,415,088.11	1,107,141.48	3,013,276.22
Purchases	—	—	937.48	1,317.56
Sales	(110,563.77)	(149,579.79)	(114,582.64)	(296,671.28)
Ending Units, September 30, 2016	953,450.57	1,265,508.32	993,496.32	2,717,922.50

4.  RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, effective August 1, 2016, each Feeder Fund will pay the Investment Manager (in such capacity, the "Servicing Agent") a fund servicing fee charged at the annual rate of 0.65% of the month-end partners' capital of each Feeder Fund. Prior to August 1, 2016, the Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. paid the Servicing Agent a fund servicing fee at the annual rate of 0.85%, 0.85%, 0.10% and 0.10%, respectively, of the month-end partners' capital of the applicable Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The Investment Manager is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the cumulative "hurdle amount", which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the preceding calendar year (the "Performance Allocation"). The Performance Allocation is calculated for each Feeder Fund at the Master Fund level. The Performance Allocation is made on a "peak to peak," or "high watermark" basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. The Investment Manager, MCCM and the Master Fund have entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement"). Pursuant to the Sub-Advisory Agreement, MCCM is entitled to a portion of the Performance Allocation the Investment Manager receives from the Master Fund. There was no Performance Allocation for the six months ended September 30, 2016.

Hatteras Capital Distributors, LLC ("HCD"), an affiliate of the Investment Manager, serves as the Feeder Funds' distributor. HCD receives a fund servicing fee from the Investment Manager based on the partner's capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

UMB Bank, N.A. serves as custodian of the Feeder Funds' cash balances and provides custodial services for the Feeder Funds. UMB Fund Services, Inc., serves as administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average Limited Partners' capital, subject to certain minimums.

7

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

4.  RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

At September 30, 2016, Limited Partners who are affiliated with the Investment Manager or MCCM owned $610,332 (0.58% of Partners' Capital) of Hatteras Core Alternatives Fund, L.P., $1,745,712 (1.51% of Partners' Capital) of Hatteras Core Alternatives Institutional Fund, L.P., and $150,531 (0.05% of Partners' Capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.  RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund's financial statements included in this report along with the applicable Feeder Fund's prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds' investment objective will be met.

6.  REPURCHASE OF LIMITED PARTNERS' UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager and Sub-Adviser. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds' income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner's one year anniversary of its initial investment may be subject to a maximum 2.00% repurchase fee. There were no repurchase fees charged during the six months ended September 30, 2016.

7.  INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds' maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds' financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts for each Feeder Fund are calculated based on each Limited Partner's net asset value. The Investment Manager's interest is excluded from the calculations. An individual Limited Partner's ratios or returns may vary from the table below based on the timing of contributions and withdrawals and performance allocation.

The ratios are calculated by dividing total dollars of income or expenses, as applicable, by the average of total monthly Limited Partners' capital. The ratios include the Feeder Funds' proportionate share of the Master Fund's income and expenses.

Total return amounts are calculated based on the change in unit value during each accounting period.

8

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

The portfolio turnover rate is calculated based on the Master Fund's investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Unit Value, March 31, 2011	$92.84	$92.72	$94.81	$94.69
Income from investment operations:
Net investment income (loss)	(0.41)	(0.40)	0.52	0.40
Net realized and unrealized loss on investment transactions	(2.86)	(2.95)	(3.14)	(3.05)
Total from investment operations	(3.27)	(3.35)	(2.62)	(2.65)
Unit Value, March 31, 2012	89.57	89.37	92.19	92.04
Income from investment operations:
Net investment income (loss)	(2.26)	(2.32)	0.21	0.17
Net realized and unrealized gain on investment transactions	5.92	5.83	4.28	4.05
Total from investment operations	3.66	3.51	4.49	4.22
Unit Value, March 31, 2013	93.23	92.88	96.68	96.26
Income from investment operations:
Net investment income (loss)	(0.64)	(0.84)	1.46	0.71
Net realized and unrealized gain on investment transactions	10.09	10.04	8.72	8.68
Total from investment operations	9.45	9.20	10.18	9.39
Unit Value, March 31, 2014	102.68	102.08	106.86	105.65
Income from investment operations:
Net investment income (loss)	0.15	(0.01)	2.48	2.44
Net realized and unrealized gain on investment transactions	6.26	6.37	4.35	4.35
Total from investment operations	6.41	6.36	6.83	6.79
Unit Value, March 31, 2015	109.09	108.44	113.69	112.44
Income from investment operations:
Net investment income	0.58	0.18	4.48	4.22
Net realized and unrealized loss on investment transactions	(7.89)	(7.65)	(11.26)	(11.03)
Total from investment operations	(7.31)	(7.47)	(6.78)	(6.81)
Unit Value, March 31, 2016	101.78	100.97	106.91	105.63
Income from investment operations:
Net investment income (loss)	(1.83)	(1.98)	0.25	0.17
Net realized and unrealized gain on investment transactions	4.45	4.55	2.82	2.87
Total from investment operations	2.62	(2.57)	3.07	3.04
Unit Value, September 30, 2016	$104.40	$103.54	$109.98	$108.67

9

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2016		For the Years Ended March 31,
Hatteras Core Alternatives Fund, L.P.	(Unaudited)		2016	2015	2014	2013	2012
Total return before Performance Allocation	2.57%[4]		(6.70)%	6.24%	10.14%	4.09%	(3.52)%
Performance Allocation	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	2.57%[4]		(6.70)%	6.24%	10.14%	4.09%	(3.52)%
Net investment income (loss)[1]	(1.49	)% [5]	2.24%	1.90%	1.18%	(0.17)%	(0.29)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.52%[5]		2.44%	2.42%	2.38%	2.30%	2.33%
Performance Allocation[1]	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.52%[5]		2.44%	2.42%	2.38%	2.30%	2.33%
Partners' capital, end of year (000's)	$99,545		$108,291	$144,092	$166,776	$184,954	$234,881
Portfolio Turnover Rate (Master Fund)	3.69%[4]		8.20%	8.78%	19.03%	25.15%	32.68%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partners' capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund's net asset value, the ratios would have been different.

3  Ratios include other operating expenses of allocated credit facility fees and interest expense, from the Master Fund. For the period ended September 30, 2016 and years ended March 31, 2016-2012, the ratios of credit facility fees and interest expense to average partners' capital allocated from the Master Fund were 0.10%, 0.12%, 0.10%, 0.09%, 0.08%, and 0.08%, respectively. For the period ended September 30, 2016 and years ended March 31, 2016-2012, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners' capital were 2.42%, 2.32%, 2.32%, 2.29%, 2.22%, and 2.25%, respectively.

4  Not Annualized

5  Annualized

10

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2016		For the Years Ended March 31,
Hatteras Core Alternatives TEI Fund, L.P.	(Unaudited)		2016	2015	2014	2013	2012
Total return before Performance Allocation	2.55%[4]		(6.89)%	6.23%	9.91%	3.93%	(3.62)%
Performance Allocation	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	2.55%[4]		(6.89)%	6.23%	9.91%	3.93%	(3.62)%
Net investment income (loss)[1]	(1.58	)% [5]	2.05%	1.87%	0.96%	(0.25)%	(0.39)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.61%[5]		2.63%	2.45%	2.59%	2.38%	2.43%
Performance Allocation[1]	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.61%[5]		2.63%	2.45%	2.59%	2.38%	2.43%
Partners' capital, end of year (000's)	$131,033		$142,886	$191,281	$222,419	$246,049	$312,204
Portfolio Turnover Rate (Master Fund)	3.69%[4]		8.20%	8.78%	19.03%	25.15%	32.68%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partners' capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund's net asset value, the ratios would have been different.

3  Ratios include other operating expenses of allocated credit facility fees, interest expense, and withholding tax, from the Master Fund. For the period ended September 30, 2016 and years ended March 31, 2016-2012, , the ratios of allocated credit facility fees and interest expense to average partners' capital were 0.10%, 0.12%, 0.10%, 0.09%, 0.08%, and 0.08%, respectively; and the ratios of withholding tax to average partners' capital were 0.19%, 0.22%, 0.10%, 0.24%, 0.12%, and 0.12%,respectively. For the period ended September 30, 2016 and years ended March 31, 2016-2012, the ratios of operating expenses excluding withholding tax, allocated credit facility fees and interest expense to average partners' capital were 2.32%, 2.29%, 2.25%, 2.26%, 2.18%, and 2.23%, respectively.

4  Not Annualized

5  Annualized

11

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2016		For the Years Ended March 31,
Hatteras Core Alternatives Institutional Fund, L.P.	(Unaudited)		2016	2015	2014	2013	2012
Total return before Performance Allocation	2.87%[5]		(5.96)%	7.12%	10.91%	4.87%	(2.77)%
Performance Allocation	0.00%		0.00%[4]	(0.73)%	(0.38)%	0.00%	0.00%
Total return after Performance Allocation	2.87%[5]		(5.96)%	6.39%	10.53%	4.87%	(2.77)%
Net investment income (loss)[1]	(0.92	)% [6]	3.02%	1.98%	1.57%	0.60%	0.50%
Operating expenses, excluding Performance Allocation[1,2,3]	1.95%[6]		1.66%	1.62%	1.61%	1.54%	1.55%
Performance Allocation[1]	0.00%		0.00%[4]	0.73%	0.38%	0.00%	0.00%
Net expenses[1]	1.95%[6]		1.66%	2.35%	1.99%	1.54%	1.55%
Partners' capital, end of year (000's)	$109,262		$118,364	$154,963	$179,279	$197,612	$236,892
Portfolio Turnover Rate (Master Fund)	3.69%[5]		8.20%	8.78%	19.03%	25.15%	32.68%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partners' capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund's net asset value, the ratios would have been different.

3  Ratios include other operating expenses of allocated credit facility fees and interest expense, from the Master Fund. For the period ended September 30, 2016 and years ended March 31, 2016-2012, the ratios of credit facility fees and interest expense to average partners' capital allocated from the Master Fund were 0.10%, 0.12%, 0.10%, 0.09%, 0.08%, and 0.08%, respectively. For the period ended September 30, 2016 and years ended March 31, 2016-2012, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners' capital were 1.85%, 1.54%, 1.52%, 1.52%, 1.46%, and 1.47%, respectively.

4  Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015, rounds to less than 0.005%.

5  Not Annualized

6  Annualized

12

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONCLUDED)

	For the Period Ended September 30, 2016	For the Years Ended March 31,
Hatteras Core Alternatives TEI Institutional Fund, L.P.	(Unaudited)	2016	2015	2014	2013	2012
Total return before Performance Allocation	2.88%[6]	(6.07)%	7.16%	10.73%	4.74%	(2.85)%
Performance Allocation	0.00%	0.01%[5]	(0.73)%	(0.98)%	(0.16)%	0.05%[4]
Total return after Performance Allocation	2.88%[6]	(6.06)%	6.43%	9.75%	4.58%	(2.80)%
Net investment income (loss)[1]	(0.92)%[7]	2.92%	2.01%	0.82%	0.40%	0.46%
Operating expenses, excluding Performance Allocation[1,2,3]	1.95%[7]	1.76%	1.59%	1.75%	1.58%	1.62%
Performance Allocation[1]	0.00%	(0.01)%[5]	0.73%	0.98%	0.16%	(0.05)%[4]
Net expenses[1]	1.95%[7]	1.75%	2.32%	2.73%	1.74%	1.57%
Partners' capital, end of year (000's)	$295,353	$318,297	$414,060	$478,238	$531,555	$624,547
Portfolio Turnover Rate (Master Fund)	3.69%[6]	8.20%	8.78%	19.03%	25.15%	32.68%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partners' capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund's net asset value, the ratios would have been different.

3  Ratios include other operating expenses of allocated credit facility fees, interest expense, and withholding tax, from the Master Fund. For the period ended September 30, 2016 and years ended March 31, 2016-2012, the ratios of allocated credit facility fees and interest expense to average partners' capital were 0.10%, 0.12%, 0.10%, 0.09%, 0.08%, and 0.08%, respectively; and the ratios of withholding tax to average partners' capital were 0.17%, 0.20%, 0.09%, 0.23%, 0.11%, and 0.12%, respectively. For the period ended September 30, 2016 and years ended March 31, 2016-2012, the ratios of operating expenses excluding withholding tax, allocated credit facility fees and interest expense to average partners' capital were 1.68%, 1.44%, 1.40%, 1.43%, 1.39%, and 1.42%, respectively.

4  Reversal of accrued Performance Allocation from January 1, 2011 to March 31, 2011.

5  Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015.

6  Not Annualized

7  Annualized

13

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Concluded)

As of and for the six months ended September 30, 2016 (Unaudited)

9.  SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Investment Manager recommended to the Boards that a tender offer in an amount of up to approximately 5.00% of partners' capital of each of the Feeder Funds be made for the quarter ending December 31, 2016 to those Limited Partners who elect to tender their Units prior to the expiration of the tender offer period. The Boards approved such recommendation and Limited Partners in the Feeder Funds were notified of the tender offer's expiration date on September 15, 2016, and submitted the following tender requests from October 1, 2016 through the date the financial statements were issued:

Hatteras Core Alternatives Fund, L.P.	$5,276,447
Hatteras Core Alternatives TEI Fund, L.P.	$6,993,337
Hatteras Core Alternatives Institutional Fund, L.P.	$5,788,660
Hatteras Core Alternatives TEI Institutional Fund, L.P.	$15,560,805

*************

14

HATTERAS FUNDS

(each a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a "Director") and brief biographical information, as of September 30, 2016, is set forth below. The business address of each Director is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The term of office of each Director is from the time of such Director's election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds' Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LP (2014 to Present); Founder of Hatteras Investment Partners LLC and its affiliated entities ("Hatteras Funds") in 2003.	14
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	14
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	14
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to 2009).	14
Thomas Mann February 1, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	14

1  The "Fund Complex" consists of, as of September 30, 2016, the Funds, Hatteras VC Co-Investment Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of six funds) and Underlying Funds Trust (consisting of two funds).

2  Deemed to be an "interested" Director of the Feeder Funds because of his affiliations with Hatteras Funds.

15

HATTERAS FUNDS

(each a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2016, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer and Secretary of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

1  The "Fund Complex" consists of, as of September 30, 2016, the Funds, Hatteras VC Co-Investment Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of six funds) and Underlying Funds Trust (consisting of two funds).

16

HATTERAS FUNDS

(each a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2016 or to obtain a free copy of the Master Fund's complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Feeder Funds' Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

[THIS PAGE INTENTIONALLY LEFT BLANK]

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2016

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

As of and for the six months ended September 30, 2016
(Unaudited)

Table of Contents

Schedule of Investments	1-5
Statement of Assets, Liabilities and Partners' Capital	6
Statement of Operations	7
Statements of Changes in Partners' Capital	8
Statement of Cash Flows	9
Notes to Financial Statements	10-17
Board of Directors	18
Fund Management	19
Other Information	20

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

Investments in Adviser Funds and Securities — (98.63%)	Shares	Cost	Fair Value
Absolute Return — (4.07%)
Citadel Wellington, LLC (Class A)[a,b,c,d]		$7,358,096	$19,021,855
D.E. Shaw Composite Fund, LLC[a,b,e]		494,681	793,384
Eton Park Fund, L.P.[a,b,e]		552,679	441,013
OZ Asia, Domestic Partners, L.P.[a,b,e]		617,669	474,812
Perry Partners, L.P.[a,b,e]		56,455	95,347
Pipe Equity Partners[a,b,e]		7,862,378	1,467,561
Pipe Select Fund, LLC[a,b,e]		3,428,366	3,172,257
Stark Investments, L.P.[a,b,e]		159,916	114,761
Stark Select Asset Fund, LLC[a,b,e]		284,412	252,634
Total Absolute Return		20,814,652	25,833,624
Enhanced Fixed Income — (3.57%)
BDCM Partners I, L.P.[b,e]		11,056,405	12,867,434
Drawbridge Special Opportunities Fund, L.P.[a,b,e]		213,686	350,969
Fortress VRF Advisors I, LLC[a,b,e]		407,320	153,830
Harbinger Capital Partners Fund I, L.P.[a,b,e]		4,552,148	1,521,140
Harbinger Class L Holdings (U.S.), LLC[a,b,e]		18,793	20,613
Harbinger Class LS Holdings I (U.S.) Trust[a,b,e]	2,458	6,226,158	910,200
Harbinger Class PE Holdings (U.S.) Trust[a,b,e]	3	391,346	216,372
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,e]		12,326,927	5,878,065
Marathon Special Opportunities Fund, L.P.[a,b,e]		741,560	567,703
Prospect Harbor Designated Investments, L.P.[a,b,e]		58,403	153,742
Strategic Value Restructuring Fund, L.P.[a,b,e]		372	867
Total Enhanced Fixed Income		35,993,118	22,640,935
Opportunistic Equity — (27.00%)
Brenham Capital Fund, L.P.[a,b]		5,000,000	5,528,861
Broadfin Healthcare Fund, L.P.[a,b,c]		7,075,872	17,423,598
Camcap Resources, L.P.[a,b,e]		491,057	53,779
Crosslink Crossover Fund IV, L.P.[a,b,e]		543,144	1,587,230
Crosslink Crossover Fund V, L.P.[a,b,e]		550,569	1,769,576
Crosslink Crossover Fund VI, L.P.[a,b,e]		6,590,208	9,766,471
EMG Investment, LLC[a,b,e]		822,921	2,144,894

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Opportunistic Equity — (27.00%) (concluded)	Cost	Fair Value
Gavea Investment Fund II, L.P.[a,b,e]	$24,774	$139,004
Gavea Investment Fund III, L.P.[a,b,e]	226,486	1,600,421
Horseman Global Fund, L.P.[a,b,d]	5,000,000	4,636,600
Hound Partners, L.P.[a,b,c]	13,693,920	17,723,563
Light Street Argon, L.P.[a,b]	15,000,000	16,311,620
New Horizon Opportunities Fund, LLC[a,b,f]	5,000,000	4,708,679
Passport Long Short Fund, L.P.[a,b]	15,360,401	15,647,381
Sansar Capital Holdings, Ltd.[a,b,e]	116,412	43,619
SR Global Fund, L.P. (Japan), Class Ha,b	11,578,585	10,151,725
Teng Yue Partners Fund, L.P.[a,b,c]	9,734,712	17,317,649
The Raptor Private Holdings, L.P.[a,b,e]	183,652	151,068
Tybourne Equity (US) Fund, Class Aa,b,c,d	13,704,847	21,856,283
Valiant Capital Partners, L.P.[a,b,c]	590,751	940,340
Viking Global Equities, L.P.[a,b,c]	10,423,166	21,156,443
WCP Real Estate Strategies Fund, L.P.[a,b,e]	876,149	733,435
Total Opportunistic Equity	122,587,626	171,392,239
Private Investments — (62.43%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P.[a,b]	193,557	71,450
ABRY Advanced Securities Fund III, L.P.[a,b]	1,247,048	1,299,076
ABRY Partners VI, L.P.[a,b]	1,431,853	2,775,593
ABRY Partners VII, L.P.[a,b]	3,133,976	3,964,191
ABRY Partners VIII, L.P.[a,b]	1,921,095	1,890,458
Accel-KKR Capital Partners III, L.P.[a,b]	5,710,158	5,365,537
Accel-KKR Capital Partners IV, L.P.[b]	1,929,226	1,906,014
ACM Opportunities Fund, L.P.[a,b]	3,000,000	3,962,320
Angeles Equity Partners I, L.P.[b]	600,281	523,786
Arclight Energy Partners Fund IV, L.P.[b]	1,305,819	790,453
Arclight Energy Partners Fund V, L.P.[b]	3,616,050	2,476,075
Ascendent Capital Partners I, L.P.[b]	1,722,618	2,002,412
BDCM Opportunity Fund II, L.P.[b]	3,974,773	7,074,185
Benson Elliot Real Estate Partners II, L.P.[a,b]	4,236,041	1,331,907
Cadent Energy Partners II, L.P.[b]	5,335,190	4,313,685
Canaan Natural Gas Fund X, L.P.[a,b]	5,958,426	1,360,053
CDH Fund IV, L.P.[b]	3,766,010	6,320,103
CDH Venture Partners II, L.P.[b]	3,735,895	4,922,484
China Special Opportunities Fund III, L.P.[b]	5,766,961	7,736,388
Claremont Creek Ventures, L.P.[a,b]	1,831,260	1,407,493
Claremont Creek Ventures II, L.P.[a,b]	3,002,775	3,934,710
Colony Investors VII, L.P.[a,b]	2,710,480	547,700
Colony Investors VIII, L.P.[b]	7,364,697	1,498,901
CX Partners Fund Limited[b]	4,599,604	6,989,833
Dace Ventures I, L.P.[a,b]	2,298,721	1,203,651
Darwin Private Equity I, L.P.[b]	4,738,994	1,505,316
ECP IHS (Mauritius) Limited[a,b,f]	7,203,981	8,775,094
EMG AE Permian Co-Investment, L.P.[a,b]	3,000,000	1,762,471
EMG Ascent 2016, LP.[a,b]	2,381,809	3,345,822
EnerVest Energy Institutional Fund X-A, L.P.[a,b]	2,177,100	1,140,830
EnerVest Energy Institutional Fund XI-A, L.P.[a,b]	6,173,794	5,059,780
ENR Partners, L.P.[a,b]	917,222	870,663
Fairhaven Capital Partners, L.P.[a,b]	4,925,257	5,327,163
Falcon Sovereign, L.P.[a,b]	3,469,336	4,770,721
Florida Real Estate Value Fund, L.P.[b]	410,401	1,768,877
Forum European Realty Income III, L.P.[b]	3,688,755	2,164,624

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Private Investments — (62.43%) (continued)	Cost	Fair Value
Garrison Opportunity Fund, LLC[a,b]	$—	$978,718
Garrison Opportunity Fund II A, LLC[a,b]	—	1,529,506
Glade Brook Private Investors II, LPa,b	4,172,778	4,537,771
GB Private Opportunities Fund,[a,b]	4,063,141	4,342,974
Great Point Partners I, L.P.[b]	1,531,990	1,675,515
Greenfield Acquisition Partners V, L.P.[b]	2,605,394	712,903
GTIS Brazil Real Estate Fund, L.P.[a,b]	6,734,369	6,805,966
Halifax Capital Partners II, L.P.[a,b]	1,737,903	1,168,329
Halifax Capital Partners III, L.P.[a,b]	2,241,391	1,722,575
Hancock Park Capital III, L.P.[b]	904,413	1,639,379
Healthcor Partners Fund, L.P.[a,b,c]	3,727,129	4,244,752
Hillcrest Fund, L.P.[a,b,d]	3,303,340	1,986,482
Intervale Capital Fund, L.P.[a,b]	2,166,427	1,602,395
IP Fashion Holdings PTE, LTD[a,b,g]	1,545,000	—
J.C. Flowers II, L.P.[a,b]	8,805,605	9,607,341
J.C. Flowers III, L.P.[b]	5,833,811	5,569,094
Lagan River, L.P.[a,b,d]	2,791,634	2,334,278
LC Fund V, L.P.[b,d]	3,164,526	5,089,488
Light Street SPVH, L.P.[a,b]	2,000,000	1,955,907
Lighthouse Capital Partners VI, L.P.[a,b]	441,292	483,345
Lyfe Capital Fund, L.P.[a,b,d]	2,162,457	2,039,944
Merit Energy Partners F-II, L.P.[a,b]	1,156,832	767,008
Mid Europa Fund III, L.P.[b]	5,063,369	4,115,351
Midstream & Resources Follow-On Fund, L.P.[b]	1,832,353	5,484,370
Monomoy Capital Partners II, L.P.[a,b]	4,752,218	3,141,507
Natural Gas Partners VIII, L.P.[b]	—	1,356,485
Natural Gas Partners IX, L.P.[b]	2,656,350	2,001,961
New Horizon Capital III, L.P.[b]	4,368,400	6,437,709
NGP Energy Technology Partners, L.P.[a,b]	749,410	316,322
NGP Energy Technology Partners II, L.P.[b]	4,934,314	3,879,307
NGP Midstream & Resources, L.P.[b]	4,180,744	4,818,635
NGP Natural Resources X, L.P.[b]	2,162,432	1,794,069
NGP Natural Resources XI, L.P.[a,b]	863,307	889,729
Northstar Equity Partners III Limited[b,d]	3,501,264	3,210,763
OCM European Principal Opportunities Fund, L.P.[a,b]	1,775,346	173,741
OCM Mezzanine Fund II, L.P.[a,b]	442,661	580,858
Octave Japan Infrastructure Fund 1[a,b,h]	1,248,678	1,402,084
ORBIS Real Estate Fund I, L.P.[a,b]	2,916,228	1,463,902
Orchid Asia IV, L.P.[b]	2,752,289	1,980,700
Parmenter Realty Fund IV, L.P.[b]	2,397,440	2,597,790
Patron Capital III, L.P. III[a,b]	4,498,279	2,727,522
Pearlmark Mezzanine Realty Partners III, LLC[b]	2,286,580	1,535,738
Pennybacker II, L.P.[b]	746,414	145,040
Phoenix Asia Real Estate Investments II, L.Pa,b,d	2,956,521	2,815,228
Pine Brook Capital Partners, L.P.[b]	8,131,270	5,879,189
Private Equity Investment Fund V, L.P.[a,b]	13,120,292	6,959,831
Private Equity Investors Fund IV, L.P.[a,b]	2,282,923	1,131,919
Private Investors III, LLC[a,b]	3,039,176	2,970,583
Quantum Energy Partners IV, L.P.[a,b]	5,813,472	4,095,156
Quantum Energy Partners V, L.P.[a,b]	9,536,675	10,529,651
Rockwood Capital Real Estate Partners Fund VII, L.P.[b]	4,455,915	2,444,232
Roundtable Healthcare Management III, L.P.[a,b]	4,109,991	5,436,892
Roundtable Healthcare Partners II, L.P.[b]	—	116,016
Saints Capital VI, L.P.[b]	6,365,415	3,709,707
Sanderling Venture Partners VI Co-Investment Fund, L.P.[a,b]	605,610	546,663

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Private Investments — (62.43%) (concluded)	Shares/ Contracts	Cost	Fair Value
Sanderling Venture Partners VI, L.P.[a,b]		$853,294	$1,175,589
SBC Latin America Housing US Fund, L.P.[a,b]		3,042,106	3,698,974
Sentient Global Resources Fund III, L.P.[a,b]		12,507,019	13,135,041
Sentient Global Resources Fund IV, L.P.[a,b]		5,163,268	4,437,658
Silver Knight Investment LTD[a,b,d]	19	652,819	1,055,570
Singerman Real Estate Opportunity Fund I, L.P.[b]		2,083,555	2,744,972
Sovereign Capital Limited Partnership III[a,b]		3,996,063	6,527,929
Square Mile Partners III, L.P.[b]		2,350,384	1,746,772
Sterling Capital Partners II, L.P.[a,b]		1,561,279	630,135
Sterling Group Partners III, L.P.[a,b]		4,916,246	5,258,851
Strategic Value Global Opportunities Fund I-A, L.P.[b]		2,192,448	725,552
Talara Opportunities III, L.P.[a,b]		1,111,001	300,157
TDR Capital AS 2013, L.P.[a,b]		6,184,080	7,939,853
Tenaya Capital V, L.P.[b]		3,146,622	3,017,509
The Column Group, L.P.[a,b]		4,343,104	6,799,480
The Energy and Minerals Group Fund II, L.P.[b]		4,183,771	6,177,351
The Energy and Minerals Group Fund III, L.P.[b]		2,559,229	2,044,839
The Energy and Minerals Group Fund IV, L.P.[b]		1,229,062	1,195,063
The Founders Fund III, L.P.[a,b]		4,713,540	16,696,595
The Founders Fund IV, L.P.[a,b]		2,480,750	9,039,592
Tiger Global Investments Partners VI, L.P.[b,d]		4,398,515	4,618,591
Tiger Global Investments Partners VII, L.P.[a,b,d]		2,025,050	2,434,711
TPF II, L.P.[b]		1,841,864	318,688
Trivest Fund IV, L.P.[b]		3,318,122	3,760,535
Trivest Fund V, L.P.[a,b]		1,247,583	1,142,352
True Ventures III, L.P.[a,b]		2,200,000	2,807,218
Urban Oil and Gas Partners A-1, L.P.[a,b]		6,874,263	1,100,000
Urban Oil and Gas Partners B-1, L.P.[a,b]		3,128,046	2,389,455
VCFA Private Equity Partners IV, L.P.[b]		1,079,338	256,597
VCFA Venture Partners V, L.P.[b]		3,094,544	2,018,502
Voyager Capital Fund III, L.P.[a,b]		1,906,854	2,582,258
WCP Real Estate Fund I, L.P.[a,b]		1,572,933	1,085,326
Westview Capital Partners II, L.P.[b]		3,461,580	3,423,614
Zero2IPO China Fund II, L.P.[a,b]		3,726,974	3,565,051
Total Investments in Adviser Funds		404,259,237	395,492,519
Investments in Private Companies
Illumitex, Inc., Common Stock[a,b]	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock[a,b]	2,404,160	499,369	837,613
Illumitex, Inc., Series X Preferred Stock[a,b]	2,404,160	—	—
Total Investments in Private Companies		1,499,369	837,613
Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022[a,b]	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		405,758,606	396,330,132

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

Tactical Trading — (1.56%)	Shares	Cost	Fair Value
Investments in Adviser Funds
Black River Commodity Mulit-Strategy Fund, LLC[a,b,e]		$267,759	$14,220
Drawbridge Global Macro Fund, L.P.[a,b,e]		4,528	3,448
Hayman Capital Partners, L.P.[a,b]		6,743,822	5,626,219
Ospraie Special Opportunities Fund, L.P.[a,b,e]		188,796	563,528
Touradji Private Equity Onshore Fund, Ltd.[a,b,d,e]		1,847,985	382,275
Total Investments in Adviser Funds		9,052,890	6,589,690
Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund	77,319	3,491,216	3,317,758
Total Investments in Exchange Traded Funds		3,491,216	3,317,758
Total Tactical Trading		12,544,106	9,907,448
Total Investments in Adviser Funds and Securities (cost $597,698,108)			626,104,378
Short-Term Investments — (3.57%)
Fidelity Money Market Government Portfolio — Institutional Class, 0.31%[i]	22,645,336	22,645,336	22,645,336
Total Short-Term Investments (cost $22,645,336)			22,645,336
Total Investments (cost $620,343,444) (102.20%)			648,749,714
Liabilities in excess of other assets (-2.20%)			(13,982,968)
Partners' capital — (100.00%)			$634,766,746

a  Non-income producing.

b  Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

c  Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of September 30, 2016 was $78,635,420 and $129,830,337, respectively.

d  Domiciled in Cayman Islands

e  The Adviser Fund has imposed gates on or has restricted redemptions. The total cost and fair value of these investments as of September 30, 2016 was $62,184,114 and $48,035,364 respectively.

f  Domiciled in Mauritius

g  Domiciled in Republic of Singapore

h  Domiciled in Japan

i  The rate shown is the annualized 7-day yield as of September 30, 2016.

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

September 30, 2016 (Unaudited)

Assets
Investments in Adviser Funds and securities, at fair value (cost $597,698,108)	$626,104,378
Investments in short-term investments, at fair value (cost $22,645,336)	22,645,336
Cash	46,883
Receivable from redemption of Adviser Funds	23,367,517
Dividends and interest receivable	4,384
Prepaid assets	176
Total assets	$672,168,674
Liabilities and partners' capital
Withdrawals payable	$36,466,835
Management fee payable	559,828
Professional fees payable	159,352
Risk management fees payable	97,394
Accounting and administration fees payable	44,469
Printing fees payable	21,034
Custodian fees payable	28,016
Line of credit fees payable	25,000
Total liabilities	37,401,928
Partners' capital	634,766,746
Total liabilities and partners' capital	$672,168,674
Commitments and Contingencies (See Note 10)
Components of partners' capital
Capital contributions (net)	$385,133,591
Accumulated net investment income	78,412,343
Accumulated net realized gain	142,814,542
Accumulated net unrealized appreciation on investments	28,406,270
Partners' capital	$634,766,746

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF OPERATIONS

For the period ended September 30, 2016 (Unaudited)

Investment income
Dividends from Adviser Funds	$3,425,962
Interest	38,955
Total investment income	3,464,917
Operating expenses
Management fee	3,383,793
Line of credit fees	295,833
Accounting and administration fees	269,357
Professional fees	227,950
Risk management expense	190,833
Custodian fees	41,929
Interest expense	30,947
Compliance consulting fees	24,792
Printing expense	22,500
Other expenses	81,878
Total operating expenses	4,569,812
Net investment loss	(1,104,895)
Net realized gain and change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange transactions/translations
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	35,867,359
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	(14,162,213)
Net realized gain and change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange transactions/translations	21,705,146
Net increase in partners' capital resulting from operations	$20,600,251

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

For the year ended March 31, 2016 and the period ended September 30, 2016 (Unaudited)

	General Partner's Capital	Limited Partners' Capital	Total Partners' Capital
Partners' Capital, at March 31, 2015	$—	$904,463,696	$904,463,696
Capital contributions	38,727	2,532,845	2,571,572
Capital withdrawals	—	(177,562,890)	(177,562,890)
Net investment income	—	27,923,809	27,923,809
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	—	49,555,526	49,555,526
Net change in unrealized appreciation (depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	(119,070,067)	(119,070,067)
Reverse accrued Performance Allocation	(38,727)	38,727	—
Partners' Capital, at March 31, 2016*	$—	$687,881,646	$687,881,646
Capital contributions	—	186,440	186,440
Capital withdrawals	—	(73,901,591)	(73,901,591)
Net investment loss	—	(1,104,895)	(1,104,895)
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	—	35,867,359	35,867,359
Net change in unrealized appreciation (depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	(14,162,213)	(14,162,213)
Partners' Capital, at September 30, 2016**	$—	$634,766,746	$634,766,746

*  Including accumulated net investment income of $79,517,238.

**  Including accumulated net investment income of $78,412,343.

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF CASH FLOWS

For the period ended September 30, 2016 (Unaudited)

Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$20,600,251
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
Purchase of Adviser Funds and securities	(24,425,273)
Proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities	117,481,112
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	(35,867,359)
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	14,162,213
Net purchases of short-term investments	(17,835,096)
Decrease in dividends and interest receivable	3,845
Increase in prepaid assets	(176)
Decrease in management fee payable	(52,048)
Decrease in professional fees payable	(87,722)
Increase in risk management fees payable	47,394
Decrease in accounting and administration fees payable	(53,890)
Increase in line of credit fees payable	6,666
Decrease in line of credit interest expense payable	(28,154)
Decrease in printing fees payable	(3,966)
Increase in custodian fees payable	5,302
Net cash provided by operating activities	73,953,099
Cash flows from financing activities:
Capital contributions	186,440
Capital withdrawals	(74,115,566)
Line of credit borrowings	10,000,000
Line of credit repayments	(10,000,000)
Net cash used in financing activities	(73,929,126)
Net change in cash	23,973
Cash at beginning of year	22,910
Cash at end of year	$46,883
Supplement Disclosure of Interest Expense Paid	$59,101
Supplement Disclosure of Line of Credit Fees Paid	$289,167

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2016 (Unaudited)

1.  ORGANIZATION

Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Funds, LP (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Morgan Creek Capital Management, LLC ("MCCM" or the "Sub-Adviser"), a North Carolina limited liability company registered as an investment adviser under the Advisers Act, serves as sub-adviser to the Master Fund. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund's secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies, asset categories, and trading advisers ("Advisers") and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser by becoming a participant in an investment vehicle operated by such Adviser (each an "Adviser Fund", collectively, the "Adviser Funds") which includes exchange traded funds ("ETFs"), hedge funds, and investment funds.

The Master Fund is considered an investment company under the accounting principles generally accepted in the United States of America and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 946, Financial Services — Investment Companies ("ASC 946").

The Master Fund has an appointed Board of Directors (the "Board"), which has the rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Basis of Accounting

The Master Fund's accounting and reporting policies conform with accounting principles generally accepted within the United States of America ("GAAP").

b.  Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.  Valuation of Investments

The Master Fund's valuation procedures have been approved by the Master Fund's Board. The valuation procedures are implemented by the Master Fund's Investment Manager and Sub-Adviser and the third party administrator, which report to the Board. For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.

Investments held by the Master Fund include:

•  Investments in Adviser Funds — The Master Fund values interests in the Adviser Funds at fair value, using the net asset value ("NAV") as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Adviser Funds, which ordinarily will be the value determined by their respective investment managers. Investments in Adviser Funds are subject to the terms of the Adviser Funds' offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds' investment managers as required by the Adviser Funds' offering documents. If the Investment Manager and Sub-Adviser determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under the Master Fund's valuation procedures under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Adviser Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Adviser Funds were sold.

  The interests of some Adviser Funds, primarily investments in private equity funds, may be valued based on the best information available at the time the Master Fund's partners' capital is calculated. The Investment Manager and Sub-Adviser have established procedures for reviewing the effect on the Master Fund's partners' capital due to the timing of the reported value of interests received for certain Adviser Funds. The Master Fund is not able to obtain complete investment holding details of each of the Adviser Funds held within the Master Fund's portfolio in order to determine whether the Master Fund's proportional share of any investments held by the Adviser Funds exceed 5% of the partners' capital of the Master Fund as of September 30, 2016.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

•  Investments in Securities — Securities traded on one or more of the United States ("U.S") national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Money market funds are valued daily at their net asset value.

•  Investments in Private Companies — Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Manager. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization ("EBITDA"), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent round of financing in the company's stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Investment Manager's own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets — e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions — adjusted by the Investment Manager for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Investment Manager to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of investments in private companies in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the investments in private companies were sold.

•  Investments in Options — Options contracts give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. For the six months ended September 30, 2016, the Master Fund held options that were granted from one of the Master Fund's private companies. Options are valued by the Investment Manager and Sub-Adviser using an option pricing model. At September, 2016, the fair value of options held by the Master Fund was $0 as set forth in the Schedule of Investments. For the six months ended September 30, 2016, the effect of options on the Master Fund's Statement of Operations was a change in unrealized appreciation/depreciation in the amount of $0. During the six months ended September 30, 2016, no other derivatives were held by the Master Fund.

The Master Fund classifies its assets and liabilities in accordance with Accounting Standards Codification 820 — Fair Value. The Master Fund classifies its assets and liabilities that are reported at fair value, not valued using NAV as the practical expedient, into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund's assets and liabilities. The inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•  Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•  Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

The following table presents the Master Fund's fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2016. Assets and liabilities valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Statement of Assets, Liabilities and Partners' Capital.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Absolute Return	$—	$—	$—	$25,833,624	$25,833,624
Enhanced Fixed Income	—	—	—	22,640,935	22,640,935
Opportunistic Equity	—	—	—	171,392,239	171,392,239
Private Investments	—	—	837,613	395,492,519	396,330,132
Tactical Trading	3,317,758	—	—	6,589,690	9,907,448
Short-Term Investment	22,645,336	—	—	—	22,645,336
Total	$25,963,094	$—	$837,613	$621,949,007	$648,749,714

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balance as of March 31, 2016	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Proceeds from Redemptions/ Gross Sales	Balance as of September 30, 2016
Private Investments	$837,613	$—	$—	$—	$—	$837,613
Total Level 3 Investments	$837,613	$—	$—	$—	$—	$837,613

For the six months ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Master Fund's policy to recognize transfers in and out of all Levels at the beginning of reporting period.

The net realized gain (loss) and change in unrealized appreciation/(depreciation) in the table above are reflected in the accompanying Statement of Operations. There is no change in unrealized appreciation/(depreciation) from Level 3 investments held at September, 2016.

Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund's measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund's valuation procedures that the Adviser Fund is not being reported at fair value. No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2016:

Type of Level 3 Investment	Fair Value as of September 30, 2016	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$837,613	Current value method	Recent round of financing
Total Level 3 Investments	$837,613

The significant unobservable inputs used in the fair value measurement of the Master Fund's Private Investment shares are based on the portfolio company's most recent round of financing. If the financial condition of this company was to deteriorate, the value of the stock in these private companies held by the Master Fund would be lower.

The information summarized in the table above represents the general terms for the specified asset class. Individual Adviser Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Adviser Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Master Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator. For each of the categories below, the fair value of the Adviser Funds has been estimated using the net asset value of the Adviser Funds.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (concluded)

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Restrictions Terms
Opportunistic Equity(a)	Investments in global equity markets and strategies involving specific market sectors, such as financial, technology, public real estate and public energy.	$171,392	N/A	Indefinite life	Monthly-Annually	30-95	0-3 years
Enhanced Fixed Income(b)	Investments in non-traditional fixed income securities, including distressed debt strategies.	$22,641	N/A	Indefinite life	Quarterly-Annually	30-90	0-3 years
Absolute Return(c)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$25,834	N/A	Indefinite life	Quarterly-Annually	45-90	0-2 years
Tactical Trading(d)	Investments in commodities, currencies, global bonds and international stock indices, with low correlation to the equity markets.	$9,907	N/A	Indefinite life	Daily-Quarterly	0-45	0-3 years
Private Investments(e)	Investments in Private Equity, Private Real Estate, Private Energy and Natural Resources, generally through private partnerships or direct investments.	$396,330	$71,877	Up to 10 years with extensions available after the stated termination date	None Permitted	N/A	N/A

a  This category includes Adviser Funds that predominantly invest in all global markets, including the U.S. domestic markets, and predominantly invest in equity securities. While the Opportunistic Equity investment strategy consists of Adviser Funds that trade predominantly in equity securities, certain of the Advisers chosen may additionally invest all or a portion of the Advisers Fund in debt or other instruments.

b  This category includes Adviser Funds that invest primarily in high yield debt, distressed securities, structured credit, and opportunistic credit (including, among other things, in emerging markets).

c  This category is defined as having a relatively low or negative correlation to the equity markets. In addition, certain strategies within the Absolute Return investment strategy may have less volatility through the use of arbitrage based strategies and hedging tools (e.g., "market" puts and calls, etc.). The Absolute Return investment strategy includes Adviser Funds that invest using Event Driven Arbitrage, Convertible Arbitrage, Merger Arbitrage, Fixed Income Arbitrage, Volatility Arbitrage and Statistical Arbitrage.

d  This category includes Adviser Funds who engage in directional trading strategies. Some of the Tactical Trading strategies incorporate equity assets as well as currencies, commodities and debt instruments. Commodity Trading Advisors (CTAs) are included in the Tactical Trading investment strategy. Historically, the Tactical Trading investment strategy has a relatively low correlation to the equity markets. Global Macro/Managed Futures strategies are generally categorized as either discretionary or systematic in nature and may assume aggressive investment postures with respect to position concentrations, use of leverage, portfolio turnover, and the various investment instruments used.

e  This category invests in three sub-strategies (Private Equity, Private Real Estate and Private Energy and Natural Resources). Private Equity investing seeks to generate capital appreciation through investments in private companies in need of capital. Private Equity seeks to profit from, among other things, the inefficiencies inherent in these markets though valuation and due diligence analysis of available business opportunities. Private Real Estate strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in (i) existing or newly constructed income-producing properties, including office, industrial, retail, and multi-family residential properties, (ii) raw land, which may be held for development or for the purpose of appreciation, and/or (iii) timber (whether directly or through a REIT or other Adviser Fund). The Private Energy and Natural Resources strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in private or (sometimes) publicly traded energy companies.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

d.  Investment Transactions and Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Capital gain distributions received are recorded as capital gains as soon as information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Adviser Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost.

e.  Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Master Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.  Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors' fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board. Risk management expense includes expenses incurred by the Master Fund for third party valuation services, independent due diligence reviews of Adviser Funds, and other analytical and risk mitigation services provided to the portfolio.

g.  Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's profit and loss.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the years ended December 31, 2012 through December 31, 2015 the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of September 30, 2016 and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

h.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Partners' Capital from operations during the reporting period. Actual results could differ from those estimates.

3.  ALLOCATION OF PARTNERS' CAPITAL

Net profits or net losses of the Master Fund for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

4.  REPURCHASE OF LIMITED PARTNERS' INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager and Sub-Adviser. The Investment Manager and Sub-Adviser generally recommend to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of the valuation date at the end of each calendar quarter. The Master Fund will not offer repurchases of interests of more than 20% of its partners' capital in any quarter. The Master Fund does not intend to distribute to the Limited Partners any of the Master Fund's income, but generally expects to reinvest substantially all income and gains allocable to the Limited Partners.

5.  MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

Effective June 30, 2014, upon the approval of the Limited Partners, MCCM became the Sub-Adviser to the Master Fund. The Adviser and Sub-Adviser are responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the sub-advisory agreement among the Master Fund, the Investment Manager and MCCM (the "Sub-Advisory Agreement") and the investment management agreement between the Master Fund and the Investment Manager (the "Advisory Agreement"). Under the Sub-Advisory Agreement and the Advisory Agreement (together, the "Investment Management Agreements"), the Investment Manager and Sub-Adviser are responsible for developing, implementing and supervising the Master Fund's investment program. In consideration for the advisory and other services provided by the Investment Manager, the Master Fund pays the Investment Manager a management fee (the "Management Fee") equal to 1.00% on an annualized basis of the aggregate value of its partners' capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

The Master Fund does not pay MCCM a sub-advisory fee directly. Under the Sub-Advisory Agreement, MCCM is entitled to receive a percentage of the Management Fee received by the Investment Manager.

The Investment Manager is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative "hurdle amount," which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the last calendar year (the "Performance Allocation"). The Performance Allocation is made on a "peak to peak", or "high watermark" basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. Pursuant to the Sub-Advisory Agreement, MCCM is entitled to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the six months ended September 30, 2016, no Performance Allocation was accrued or earned for the period from April 1, 2016 to September 30, 2016.

Each member of the Board who is not an "interested person" of the Master Fund ("Independent Director"), as defined by the 1940 Act, receives an annual retainer. The allocation of the retainer to the Master Fund is based on the assets under management of all of the affiliated funds and trusts that the Board oversees. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.  ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the "Administrator") an administration fee based on the month-end partners' capital of the Master Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For the six months ended September 30, 2016, the total accounting and administration fees were $269,357.

UMB Bank, N.A. serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund, except for collateral held for the Master Fund's credit facility, as described below in Note 8.

7.  INVESTMENT TRANSACTIONS

Total purchases of Adviser Funds and securities for the six months ended September 30, 2016 amounted to $24,460,168. Total proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities for the six months ended September 30, 2016 amounted to $89,937,389. The cost of investments in Adviser Funds for U.S. Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2016.

The Master Fund invests substantially all of its available capital in Advisor Funds, ETFs, mutual funds and private investments. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2016 (Unaudited)

8.  CREDIT FACILITY

The Master Fund maintains a credit facility (the "Facility") which is secured by certain interests in Adviser Funds. For the period from April 1, 2016 to September 30, 2016, the maximum borrowing amount was $80,000,000. A fee of 75 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the 3-month London Interbank Offer Rate plus a spread of 190 basis points. Collateral for the Facility is held by U.S. Bank N.A. as custodian. Interest and fees incurred for the six months ended September 30, 2016 are disclosed in the accompanying Statement of Operations. At September 30, 2016, the Master Fund had $25,000 payable on the unused portion of the Facility and there was no outstanding payables for interest on borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the six months ended September 30, 2016 was 2.55%, $227,273, and $10,000,000, respectively. During the six months ended September 30, 2016 a total of $10,000,000 was borrowed from the Facility all of which was repaid prior to September 30, 2016. There was no outstanding borrowing at September 30, 2016.

9.  INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  COMMITMENTS

As of September 30, 2016, the Master Fund had outstanding investment commitments to Adviser Funds totaling approximately $71,876,808. Four Adviser Funds in the Private Investment Strategy have commitments denominated in Euros, three Adviser Funds have commitments denominated in Pound Sterling, and one Adviser Fund has commitments denominated in Japanese Yen. At September 30, 2016, the unfunded commitments for these Adviser Funds totaled €2,234,010 EUR, £3,044,382 GBP and ¥186,765,277 JPY, respectively. At September 30, 2016, the exchange rate used for the conversion was 0.89 USD/EUR, 0.77 USD/GBP and 0.009 JPY/USD. The U.S. Dollar equivalent of these commitments is included in the Master Fund's total unfunded commitment amount.

11.  RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund generally does not employ leverage. However, certain Adviser Funds may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund's liquidity in the respective Adviser Fund.

Adviser Funds generally require the Master Fund to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Adviser Funds' governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

The Master Fund's investments may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund's investments are denominated against the U.S. dollar may result in a decrease in value of the Master Fund's partners' capital.

12.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund's financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions and Performance Allocation.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Concluded)

As of and for the six months ended September 30, 2016 (Unaudited)

12.  FINANCIAL HIGHLIGHTS (CONCLUDED)

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners' capital.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the Period Ended September 30, 2016		For the Years Ended March 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total return before Performance Allocation	1.84%[3]		(5.62)%	7.43%	11.28%	5.05%	(2.51)%
Total return after Performance Allocation	1.84%[3]		(5.61)%	6.97%	10.77%	4.98%	(2.49)%
Partners' capital, end of year (000's)	$634,767		$687,882	$904,464	$1,047,265	$1,180,551	$1,440,698
Portfolio turnover	3.69%[3]		8.20%	8.78%	19.03%	25.15%	32.68%
Ratio of net investment income, excluding Performance Allocation	(0.33	)% [4]	3.33%	3.03%	2.19%	0.87%	0.76%
Ratio of other operating expenses to average partners' capital	1.26%[4]		1.23%	1.19%	1.23%	1.19%	1.20%
Ratio of credit facility fees and interest expense to average partners' capital	0.10%[4]		0.12%	0.10%	0.09%	0.08%	0.08%
Operating expenses, excluding Performance Allocation	1.36%[4]		1.35%	1.29%	1.32%	1.27%	1.28%
Performance Allocation	0.00%[4]		(0.01)%[2]	0.46%	0.51%	0.07%	(0.02)%[1]
Total operating expenses and Performance Allocation	1.36%[4]		1.34%	1.75%	1.83%	1.34%	1.26%

1  Reversal of accrued Performance Allocation from January 1, 2011 to March 31, 2011.

2  Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015.

3  Not Annualized

4  Annualized

13.  SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Investment Manager recommended to the Board that a tender offer in an amount of up to approximately 5.00% of the partners' capital of the Master Fund be made for the quarter ending December 31, 2016 to those partners who elect to tender their interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of the tender offer's expiration date on September 15, 2016, and submitted tender requests from October 1, 2016 through the date the financial statements were issued totaling approximately $33,619,249.

In October 2016, the credit facility described in Note 8 was renewed for an additional one-year period. The terms of the Facility were substantially unchanged, except for the unused portion of the facility fee was lowered from 75 basis points per annum to 60 basis points per annum. In addition, the spread charged on borrowings was lowered from the 3-month London Interbank Offer Rate plus a spread of 190 basis points to the 3-month London Interbank Offer Rate plus a spread of 175 basis points.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a "Director") and brief biographical information, as of September 30, 2016, is set forth below. The business address of each Director is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The term of office of each Director is from the time of such Director's election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LP (2014 to Present); Founder of Hatteras Investment Partners LLC and its affiliated entities ("Hatteras Funds") in 2003.	14
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	14
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	14
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to 2009).	14
Thomas Mann February 1, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	14

1  The "Fund Complex" consists of as of September 30, 2016, the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras VC Co-Investment Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of six funds) and Underlying Funds Trust (consisting of two funds).

2  Deemed to be an "interested" Director of the Master Fund because of his affiliations with Hatteras Funds.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2016, of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer and Secretary of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

1  The "Fund Complex" consists of, as of September 30, 2016, the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras VC Co-Investment Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of six funds) and Underlying Funds Trust (consisting of two funds).

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund's record of actual proxy votes cast during the period ended June 30, 2016 is available at http://www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

HATTERAS CORE ALTERNATIVES FUNDS

6601 Six Forks Road, Suite 340
Raleigh, NC 27615

INVESTMENT MANAGER AND FUND SERVICING AGENT

Hatteras Funds, LP
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

SUB-ADVISER

Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Suite 200
Chapel Hill, NC 27517

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street, 24th Floor
Philadelphia, PA 19103

FUND COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

ADMINISTRATOR AND FUND ACCOUNTANT

UMB Fund Services, Inc.
223 Wilmington West Chester Pike, Suite 303
Chadds Ford, PA 19317

CUSTODIANS

UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

DISTRIBUTOR

Hatteras Capital Distributors, LLC
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
6601 SIX FORKS ROAD / SUITE 340 / RALEIGH, NC 27615-6520

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officers, or persons  performing  similar  functions,  have  concluded  that the registrant’s  disclosure  controls and  procedures (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure required  by this  paragraph,  based  on  their  evaluation  of  these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There  were no  changes  in the  registrant’s  internal  control  over financial  reporting (as defined in Rule  30a-3(d)  under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant’s  second fiscal  quarter  of  the  period  covered  by  this  report  that  has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives Institutional Fund, L.P.

By (Signature and Title)*

/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 8, 2016

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 8, 2016

By (Signature and Title)*

/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	December 8, 2016

* Print the name and title of each signing officer under his or her signature.